Cover	6 Months Ended
Nov. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 9
Entity Registrant Name	SIMPLICITY ESPORTS AND GAMING COMPANY
Entity Central Index Key	0001708410
Entity Tax Identification Number	82-1231127
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7000 W. Palmetto Park Rd.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	(855)
Local Phone Number	345-9467
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	625 N. Flagler Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(855)
Local Phone Number	345-9467